PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY
PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

PRUDENTIAL PREMIER(R) RETIREMENT VARIABLE ANNUITY B SERIES/SM/ ("B SERIES")
PRUDENTIAL PREMIER(R) RETIREMENT VARIABLE ANNUITY L SERIES/SM/ ("L SERIES")
PRUDENTIAL PREMIER(R) RETIREMENT VARIABLE ANNUITY C SERIES/SM/ ("C SERIES")

(offering Highest Daily Lifetime Income v3.0)

Supplement dated August 24, 2015
to Prospectus dated April 27, 2015

This Supplement should be read and retained with the prospectus for your annuity. The supplement is intended to update certain information in the prospectus for the variable annuity you own and is not intended to be a prospectus or offer for any other variable annuity listed here that you do not own. If you would like another copy of the current prospectus, please call us at 1-888-PRU-2888 or visit www.prudentialannuities.com.

In the section entitled, “Summary of Contract Fees and Charges,” the Optional Living Benefits table is replaced with the following:

Optional Living Benefits (Charge for each benefit is assessed against the greater of Account Value and Protected Withdrawal Value)	Annualized Charge6
Highest Daily Lifetime Income v3.0	Maximum7: 2.00% Current: 1.00%
Spousal Highest Daily Lifetime Income v3.0	Maximum7: 2.00% Current: 1.10%
Highest Daily Lifetime Income v3.0 with Highest Annual Death Benefit	Maximum7: 2.00% Current: 1.40%
Spousal Highest Daily Lifetime Income v3.0 with Highest Annual Death Benefit	Maximum7: 2.00% Current:1.50%

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The charge for each of the optional living benefits is deducted on each quarterly anniversary (each successive three-month anniversary of the benefit effective date), and is assessed against the greater of Account Value and Protected Withdrawal Value calculated on the last Valuation Day prior to the quarterly anniversary at the quarterly equivalent of the applicable annualized rate. The Protected Withdrawal Value is described in the “Optional Living Benefits” section of this prospectus.

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We reserve the right to increase the charge to the maximum charge indicated upon any “step-up” under the benefit. Also, if you decide to elect or re-elect a benefit after your Annuity has been issued, the charge for the benefit under your Annuity will equal the current charge for then new Annuity owners up to the maximum indicated.

THIS SUPPLEMENT SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE.